Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	€ (5,529,332)	€ (5,592,014)	€ (4,597,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,889	1,900
Retirement benefit obligation	13,231	6,056	4,867
Share-based compensation	497,104	460,194	749,512
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(450,090)	(454,082)	151,091
Other non-current assets	(295,597)	(200,287)	(588,681)
Accounts payable	(380,169)	265,289	190,088
Accounts payable - related party	15,020	(282,714)	(217,670)
Accrued expenses	346,344	38,263	133,797
Accrued expenses - related party	(1,227,050)	(292,429)	1,666,295
Other current liabilities	47,476	5,243	18,237
Net cash used in operating activities	(6,958,174)	(6,044,581)	(2,490,187)
Cash flows from investing activities
Purchases of property and equipment	(9,009)	(20,871)
Net cash used in investing activities	(9,009)	(20,871)
Cash flows from financing activities
Net proceeds from IPO	28,741,559
Proceeds from the exercise of stock options	543
Proceeds from capital increase		1,500,436	15,086,708
Issuance costs		(68,120)	(318,506)
Prepaid offering costs		(43,000)
Net cash provided by financing activities	28,742,102	1,389,316	14,768,202
Net increase (decrease) in cash and cash equivalents	21,774,919	(4,676,136)	12,278,015
Cash and cash equivalents at beginning of period	15,465,243	20,141,379	7,863,364
Cash and cash equivalents at end of period	37,240,162	15,465,243	20,141,379
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Non-cash financing activities: accrued IPO offering costs	170,825
Non-cash financing activities: deferred offering costs accrued at year end		€ 113,733